Share-based compensation - Summary of share options outstanding (Details)	9 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,379,082	1,456,849	1,283,088	1,516,641
Weighted average remaining contractual life of options outstanding	6 years 2 months 8 days	7 years 2 months 1 day
Number of options exercisable (in shares)	887,779	814,367
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	784,368	784,368
Weighted average remaining contractual life of options outstanding	4 years 8 months 15 days	5 years 8 months 12 days
Number of options exercisable (in shares)	748,368	695,968
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	51,811	190,522
Weighted average remaining contractual life of options outstanding	8 years 2 months 12 days	9 years 2 months 15 days
Number of options exercisable (in shares)	21,084	59,784
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	268,499	341,701
Weighted average remaining contractual life of options outstanding	7 years 10 days	8 years 10 days
Number of options exercisable (in shares)	95,969	57,529
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 64.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)		140,258
Weighted average remaining contractual life of options outstanding		9 years 5 months 12 days
Number of options exercisable (in shares)		1,086
26.43 - 64.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 26.43
26.43 - 64.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 69.48
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	274,404
Weighted average remaining contractual life of options outstanding	9 years 3 months 3 days
Number of options exercisable (in shares)	22,358
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 95.12